GOODWIN PROCTER LLP
EXCHANGE PLACE
BOSTON, MASSACHUSETTS 02109-2881

March 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Zoll Medical Corporation Registration Statement on Form S-3

Ladies and Gentlemen:

          Transmitted herewith for filing on behalf of Medwave, Inc. (the “Company”) is the Company’s Registration Statement on Form S-3 (the “Registration Statement”). The Registration Statement relates to the registration by the Company of 1874,997 shares of the Company’s common stock, $0.01 par value per share, to be issued in connection with the Securities Purchase Agreement by and among the Company and the investors named therein.

          The total fee payable with respect to the Registration Statement is $934.00, as calculated as indicated on the cover page of the Registration Statement. A wire transfer is concurrently being transmitted by the Company to the lock box of the Securities and Exchange Commission maintained at Mellon Bank.

          If you have any questions or require any additional information, please contact the undersigned at (617) 570-1751 or Stephen T. Adams at (617) 570-1121.

Very truly yours, Noreen A. Martin

cc:	Timothy J. O’Malley
Medwave, Inc.
Stephen T. Adams, Esq.
Goodwin Procter LLP